UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922 with a copy to:
John H. Lively
Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, Missouri 64112

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1.    REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009
September 30, 2009
(Unaudited)

Fixed Income Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of The EARNEST Partners Fixed Income Trust (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution.  The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor:  Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC  27603, Phone 1-866-515-4626.

Statements in the Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the EARNEST Partners Fixed Income Trust (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, including, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.earnestpartners.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.earnestpartners.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 30, 2009.

For More Information on Your EARNEST Partners Fixed Income Trust:

                  See Our Web site @ www.earnestpartners.com
                                    or
                  Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,157.40	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$2.02
* Expenses are equal to the Fund’s annualized expense ratio 0.40% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

20 October 2009

Dear Shareholders of the EARNEST Partners Fixed Income Trust:

            Enclosed for your review is the semi-annual report of the EARNEST Partners Fixed Income Trust (the “Fund”) for the fiscal period ended 30 September 2009.  For the six month period ended 30 September 2009, the Fund’s unannualized total return exceeded that of its benchmark, the Barclays Capital Aggregate Bond Index* (“BCABI”), by 1015 basis points, with the Fund having a return of 15.74%, and the BCABI having a return of 5.59%.  In the Lipper Intermediate Investment Grade Debt Funds category, the Fund ranked 86 out of 560, 103 out of 386, and 54 out of 215 for the one year, five year, and ten year periods, respectively, based on average annual return.

Average Annual Total Returns Period Ended September 30, 2009	Past 6 Months	Past 1 Year	Past 5 Years	Past 10 Years
EARNEST Partners Fixed Income Trust	15.74%	15.48%	6.41%	6.04%
Barclays Capital Aggregate Bond Index	5.59%	10.56%	6.41%	6.30%

Performance shown is for the period ended September 30, 2009.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the
Funds, including performance data current to the Funds' most recent month-end, please visit www.earnestpartners.com.

Total Annual Operating Expenses Period Ended September 30, 2009	Net Expense Ratio	Gross Expense Ratio
EARNEST Partners Fixed Income Trust	0.40%	1.14%

Gross expense ratio is from the Fund’s prospectus dated July 29, 2009.  The net expense ratio reflects a contractual expense limitation that continues through March
31, 2010.  Thereafter, the expense limitation may be changed or terminated at any time.  Performance would have been lower without this expense limitation.

    While the events of late 2008 and the first quarter of 2009 were knock-out punches to the global financial market, the market has bounced back and stood tall for past six months with the help of governments’ world-wide.  With the belief that the U.S. Federal Reserve and the U.S. Treasury department had dramatically limited the risk of another major systemic shock, market participants began to migrate into riskier assets this summer pushing yield spreads off their historic wide levels.  In addition to the buying of normal market participants, the Federal Reserve increased and continued its buying of U.S. Treasuries, U.S. Agencies, and U.S. Agency single-family mortgages.  Combined, the Federal Reserve will buy and remove close to $2 trillion in debt from the market helping sustain asset prices.  The better tone in the equity market, high yield and investment grade fixed income credit market has also been visible in the U.S. Treasury market as yields are up dramatically (prices down) for the first six months of the fiscal year.

           We continue to see encouraging signs and attractive opportunities for the Fund.  While the U.S. Government continues to support the various sectors of the market with lending (TALF – Term Asset-Backed Securities Loan Facility) and investing (PPIP - Public Private Investment Partnership) programs, we believe that risky asset yield spreads remain attractive.  As we have argued in the past, we think that risk had been mispriced for several years.  We feel that the leverage bubble that occurred in many sectors of the economy cannot be corrected in just a few quarters.  While many securities and sectors have taken and will continue to take capital impairments, it is our view that good opportunities for investment continue to be available to the Fund.  We believe that our experience in the many government agency and high quality sectors supported by real assets should provide the Fund with steady returns in this unstable world.  These sectors and securities, often backed by the full faith and credit of the U.S. Government, buoyed the portfolio through the storm last fiscal year and have helped drive performance thus far this fiscal year.

Very Truly Yours,
Earnest Partners LLC
Chris Fitze, CFA

* The BCABI is a benchmark index made up of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities, Asset-Backed Securities, and Commercial Mortgage-Backed Securities sectors.

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this semi-annual report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800)525-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying semi-annual report.

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2009
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 41.97%
* Alter Barge Line Title XI	215,000	6.000%	3/1/2026	$240,385
* Ecuador Government AID Bond	29,268	7.050%	5/1/2015	32,796
JP Morgan Chase TLGP	250,000	2.125%	6/22/2012	253,665
Matson Navigation Co Inc Title XI	494,000	5.337%	9/4/2028	530,526
Morgan Stanley TLGP	250,000	1.950%	6/20/2012	252,525
Perforadora Central SA de CV	285,060	5.240%	12/15/2018	309,949
Reinauer Maritime Co LLC Title XI	577,000	5.875%	11/30/2026	638,970
Rowan Cos Inc Title XI	321,423	2.800%	10/20/2013	328,681
SBA Participation Certificates	49,475	7.400%	8/1/2012	51,273
SBA Participation Certificates	182,514	5.300%	3/1/2012	187,896
SBA Series 1995-20L	58,997	6.450%	12/1/2015	63,638
SBA Series 1997-20A	46,755	7.150%	1/1/2017	51,205
SBA Series 1998-20B	143,405	6.150%	2/1/2018	154,781
SBA Series 2000-20K 1	343,982	7.220%	11/1/2020	376,442
SBA Series 2001-20A 1	237,213	6.290%	1/1/2021	255,926
SBA Series 2001-20K	419,085	5.340%	11/1/2021	444,825
SBA Series 2003-10B 1	198,519	3.390%	3/1/2013	202,770
SBA Series 2005-20B 1	229,093	4.625%	2/1/2025	240,113
SBA Series 2005-20L 1	141,259	5.390%	12/1/2025	151,859
SBA Series 2006-20H 1	154,830	5.700%	8/1/2026	168,960
SBA Series 2006-20K 1	519,574	5.360%	11/1/2026	561,009
SBA Series 2007-20G 1	34,709	5.820%	7/1/2027	38,189
SBA Series 2007-20I 1	128,588	5.560%	9/1/2027	140,283
SBA Series 2008-20A 1	89,316	5.170%	1/1/2028	96,090
SBA Series 2008-20C 1	90,025	5.490%	3/1/2028	96,408
SBA Series 2008-20D 1	186,164	5.370%	4/1/2028	200,591
SBA Series 2009-20C 1	97,179	4.660%	3/1/2029	102,371
SBA Series 2009-20F 1	150,000	4.950%	6/1/2029	160,432
Sterling Equipment Inc Title XI	226,554	6.125%	9/28/2019	253,659
Tennessee Valley Authority	150,000	4.650%	6/15/2035	143,971

Total United States Agency Obligations (Cost $6,466,821)				6,730,188

ASSET-BACKED SECURITIES - 0.66%
Consumer Funding 2001-1 A4	63,868	4.980%	4/20/2012	64,497
Massachusetts RRB Trust 1999-1 A5	40,357	7.030%	3/15/2012	41,554

Total Asset-Backed Securities (Cost $107,172)				106,051

				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.76%
	Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	$405,577
	JP Morgan Chase CMS Corp Trust 2006-CB17 A3	300,000	5.450%	12/12/2043	286,048
	Merrill Lynch/Countrywide CMT	320,000	5.456%	7/12/2046	231,247

Total Commercial Mortgage-Backed Securities (Cost $1,131,492)					922,872

MORTGAGE-BACKED SECURITIES - 15.26%
	Fannie Mae Grantor Trust 2001-T2 A	192,332	5.780%	11/25/2010	192,199
	Fannie Mae Pool #931293	149,549	6.000%	6/1/2039	158,194
	Fannie Mae Pool #958736	156,567	4.940%	5/1/2019	165,733
	Fannie Mae Pool #745275	232,288	5.000%	2/1/2036	240,790
	Fannie Mae Pool #926050	227,737	5.000%	4/1/2038	235,598
*	Federal Agricultural Mortgage Corp	276,288	6.762%	4/25/2013	298,180
	Federal Home Loan Mortgage Corp	150,000	3.750%	3/27/2019	150,073
*	FHA Downtowner Apartments	31,670	8.375%	11/1/2011	31,844
*	FHA Reilly #046	11,978	6.513%	12/1/2008	11,666
*	FHA USGI #87	33,319	7.430%	8/1/2023	33,333
*	Ginnie Mae II Pool # 4441	242,478	5.000%	5/20/2039	250,865
	Ginnie Mae II Pool #3665	443,259	5.500%	1/20/2035	467,813
	Ginnie Mae Trust 2004-6A	26,486	5.861%	10/16/2023	26,712
	Ginnie Mae Trust 2002-36	34,153	3.261%	12/16/2021	34,242
	Ginnie Mae Trust 2009-27 B	150,000	4.353%	2/16/2041	150,347

Total Mortgage-Backed Securities (Cost $2,374,827)					2,447,589

CORPORATE OBLIGATIONS - 34.28%

Financials - 9.15%
	GMAC Inc	175,000	6.875%	8/28/2012	159,469
	Provident Cos Inc	375,000	7.000%	7/15/2018	360,508
	USB Capital IX	650,000	6.189%	12/29/2049	498,875
	Wachovia Capital Trust III	650,000	5.800%	3/15/2042	448,500
					1,467,352
Industrials - 17.79%
	American Airlines Pass Through Trust 2001-01	396,676	6.977%	5/23/2021	317,341
*	Burlington Northern & Santa Fe Railway Co 1998-CTR	240,413	6.230%	7/2/2018	271,373
	Continental Airlines Inc	280,515	7.707%	4/2/2021	260,879
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	327,827
	CVS Pass-Through Trust	373,848	6.036%	12/10/2028	360,371
*	Federal Express Corp 1999 Pass Through Trust	109,694	7.650%	1/15/2022	136,286
	Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	248,696

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2009
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

Industrials - (continued)
GATX Financial Corp	500,000	6.273%	6/15/2011	$514,588
Pulte Homes Inc	325,000	5.250%	1/15/2014	315,250
* Union Pacific Railroad Co 2001 Pass Through Trust	83,783	6.630%	1/27/2022	99,137
				2,851,748
Utilities - 7.34%
Commonwealth Edison Co	350,000	5.900%	3/15/2036	371,965
FPL Group Capital Inc	450,000	6.350%	10/1/2066	405,000
Nevada Power Co	375,000	5.875%	1/15/2015	399,498
				1,176,463

Total Corporate Obligations (Cost $5,838,658)				5,495,563

INVESTMENT COMPANY - 0.72%
§ Dreyfus Treasury Cash Management, 0.01%	114,573			114,573

Total Investment Company (Cost $114,573)				114,573

Total Value of Investments (Cost $16,033,543) - 98.65%				$15,816,836

Other Assets Less Liabilities - 1.35%				217,247

Net Assets - 100%				$16,034,083

§ Represents 7 day effective yield
* Securities valued using Matrix System (note 1)

Summary of Investments by Category
		% of Net
Category		Assets	Value
United States Agency & Related Obligations		41.97%	$6,730,188
Asset-Backed Securities		0.66%	106,051
Commercial Mortgage-Backed Securities		5.76%	922,872
Mortgage-Backed Securities		15.26%	2,447,589
Corporate Obligations		34.28%	5,495,563
Investment Company		0.72%	114,573
Total		98.65%	$15,816,836

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2009

Assets:
Investments, at value (cost $16,033,543)	$15,816,836
Receivables:
Fund shares sold	12,870
Dividends and interest	211,288
Prepaid expenses
Fund accounting fees	2,259
Administration fees	576
Compliance services fees	659
Other expenses	2,556
Due from affiliates:
Advisor (note 2)	8,876

Total assets	16,055,920

Liabilities:
Payables:
Fund shares repurchased	6,703
Accrued expenses	12,228
Disbursements in excess of cash on demand deposit	2,906

Total liabilities	21,837

Net Assets	$16,034,083

Net Assets Consist of:
Capital	$17,916,264
Undistributed net investment income	7,780
Accumulated net realized loss on investments	(1,673,254)
Net unrealized depreciation on investments	(216,707)

Total Net Assets	$16,034,083
Shares Outstanding, no par value (unlimited authorized shares)	1,473,707
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.88

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2009

Investment Income:
Interest	$426,014
Dividends	145

Total Investment Income	426,159

Expenses:
Advisory fees (note 2)	33,267
Administration fees (note 2)	12,051
Transfer agent fees (note 2)	10,003
Fund accounting fees (note 2)	14,276
Compliance service fees (note 2)	3,886
Custody fees (note 2)	2,582
Registration and filing administration fees (note 2)	1,604
Legal fees	5,751
Audit and tax preparation fees	8,023
Registration and filing expenses	2,626
Printing expenses	150
Trustee fees and meeting expenses	1,354
Securities pricing fees	9,176
Chief compliance officer fees	6,127
Other operating expenses	7,020

Total Expenses	117,896

Expenses reimbursed by advisor (note 2)	(55,091)
Advisory fees waived (note 2)	(33,267)

Net Expenses	29,538

Net Investment Income	396,621

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(184,193)
Change in unrealized appreciation on investments	1,945,354

Realized and Unrealized Gain (Loss) on Investments	1,761,161

Net Increase in Net Assets Resulting from Operations	$2,157,782

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

	September 30,	March 31,
For the six month period and fiscal year ended	2009 (a)	2009

Operations:
Net investment income	$396,621	$1,339,319
Net realized loss from investment transactions	(184,193)	(583,917)
Change in unrealized appreciation (depreciation) on investments	1,945,354	(1,587,300)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,157,782	(831,898)

Distributions to Shareholders: (note 4)
Net investment income	(422,569)	(1,322,473)

Decrease in Net Assets Resulting from Distributions	(422,569)	(1,322,473)

Capital Share Transactions: (note 5)
Shares sold	2,717,002	484,063
Reinvested dividends and distributions	413,990	1,292,880
Shares repurchased	(1,907,141)	(21,199,869)

Increase (Decrease) from Capital Share Transactions	1,223,851	(19,422,926)

Net Increase (Decrease) in Net Assets	2,959,064	(21,577,297)

Net Assets:
Beginning of period	13,075,019	34,652,316
End of period	$16,034,083	$13,075,019

Undistributed Net Investment Income	$7,780	$33,728

(a) Unaudited

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the	September 30,				March 31,
six month period or fiscal year ended	2009 (a)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$ 9.68		$ 10.51	$ 10.61	$ 10.41	$ 10.63	$ 11.08

Income (Loss) from Investment Operations
Net investment income	0.28		0.55	0.52	0.49	0.44	0.41
Net realized and unrealized
gain (loss) on securities	1.21		(0.84)	(0.09)	0.21	(0.19)	(0.42)

Total from Investment Operations	1.49		(0.29)	0.43	0.70	0.25	(0.01)

Less Distributions:
Dividends (from net investment income)	(0.29)		(0.54)	(0.53)	(0.50)	(0.47)	(0.44)

Total Distributions	(0.29)		(0.54)	(0.53)	(0.50)	(0.47)	(0.44)

Net Asset Value, End of Period	$ 10.88		$ 9.68	$ 10.51	$ 10.61	$ 10.41	$ 10.63

Total Return (e)	15.62%	(c)	(2.79)%	4.16%	6.84%	2.36%	(0.12)%

Net Assets, End of Period (in thousands)	$ 16,034		$ 13,075	$ 34,652	$ 44,403	$ 32,012	$ 39,403

Average Net Assets for the Period (in thousands)	$ 14,745		$ 25,623	$ 41,949	$ 37,799	$ 37,536	$ 34,988

Ratios of:
Gross Expenses to Average Net Assets (d)	1.59%	(b)	1.14%	0.94%	0.95%	0.96%	0.97%
Net Expenses to Average Net Assets (d)	0.40%	(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income to Average Net Assets	5.37%	(b)	5.23%	4.86%	4.66%	4.10%	3.69%

Portfolio turnover rate	16.38%	(c)	23.61%	19.38%	26.51%	28.13%	43.87%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

1.	Organization and Significant Accounting Policies

EARNEST Partners Fixed Income Trust (the “Fund”) is a series fund.  The Fund is a series portfolio of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 15, 1991.  The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The financial statements include securities valued at $1,405,865 (8.77% of net assets) whose values have been estimated using a method approved by the Trust’s Board of Trustees.  Such securities are valued using a matrix pricing system which considers the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity.  The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote.  The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements, effectively October 1, 2008.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
 (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ending September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency Obligations	$6,730,188	$-	$6,730,188	$-
Asset-Backed Securities	106,051	-	106,051
Commercial Mortgage-Backed Securities	922,872	-	922,872	-
Mortgage-Backed Securities	2,447,589	-	2,370,746	76,843
Corporate Obligations	5,495,563	-	5,495,563	-
Investment Company	114,573	-	114,573	-
Total	$15,816,836	$-	$15,739,993	$76,843

The following is a reconciliation of Level 3 investments in securities noted above:

Description	Level 3 Reconciliation
Balance, beginning of fiscal year	$ 91,224
Accrued discounts (premiums)	(24)
Realized gain (loss)	(77)
Change in unrealized appreciation (depreciation)	(211)
Net purchases (sales)	(14,069)
Balance, end of period	$ 76,843

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.

 (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Dividend Distributions
The Fund may declare and distribute dividends from net investment income at the end of each month.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Other Service Providers

Advisor
The Fund pays a monthly advisory fee to EARNEST Partners, LLC (the “Advisor”) based upon the average daily net assets of the Fund and is calculated at the annual rate as shown in Schedule A.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.40% of the average daily net assets of the Fund for the current fiscal year.  There can be no assurance that the Expense Limitation Agreement will continue in the future.  Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund’s total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 0.40% as described above.  As of September 30, 2009 the recapturable reimbursed expense amounts are as follows for the fiscal years ended 2007, 2008 and 2009: $209,087, $227,427 and $189,497, respectively.  These amounts are set to expire in 2010, 2011, and 2012, respectively.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the six month period ended September 30, 2009, are included in Schedule A provided below.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	0.45%	0.40%	$33,267	$55,091

Administrator
The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rate shown in Schedule B provided below, which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is included in Schedule B provided below.

 (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Schedule B: Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
On all assets	0.125%	First $100 million	0.020%	$2,250	On all assets	0.01%	$160 per state
		Over $100 million	0.009%
(1)	Subject to minimum fees of $2,000 per month.
(2)	Subject to minimum fees of $400 per month.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, the Transfer Agent, or the Distributor.

3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below.  Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:
Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
September 30, 2009	$3,559,799	$2,340,758	$2,434,897	$632,462

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2006, 2007, and 2008 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month ended September 30, 2009, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

 (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Distributions during the six month period and fiscal years ended were characterized for tax purposes as follows:

	September 30, 2009	March 31, 2009	March 31, 2008
Ordinary Income	$422,569	$1,322,473	$2,078,275

At September 30, 2009, the tax-basis cost of investments for federal income tax purposes were as follows:
Federal Tax Cost of Investments	$16,033,543

Unrealized Appreciation	$541,192
Unrealized Depreciation	(757,899)
Net Unrealized Depreciation	(216,707)

5.	Capital Share Transactions

For the six month period and fiscal year ended	September 30, 2009	March 31, 2009
Transactions in Capital Shares
Shares sold	271,744	46,953
Reinvested distributions	39,762	129,238
Shares repurchased	(189,215)	(2,123,395)
Net Increase (Decrease) in Capital Shares	122,291	(1,947,204)
Shares Outstanding, Beginning of Period	1,351,416	3,298,620
Shares Outstanding, End of Period	1,473,707	1,351,416

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

 (Continued)

EARNEST Partners Fixed Income Trust

Additional Information
(Unaudited)

For the six month period ended September 30, 2009

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Additionally, you may obtain copies of the Fund’s Forn N-Q by calling the Fund at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of Advisory Agreement During Period

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement between the Advisor and the Trust.  At the annual meeting of the Trust’s Board of Trustees on September 28, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreement upon the terms and for the compensation described therein.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Fund and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; and (6) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the continuation of the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s commencement of operations (including research and recommendations with respect to portfolio securities), its procedures for formulating investment decisions and assuring compliance with the Fund’s investment objectives and limitations and its efforts to promote the Fund and grow the Fund’s assets.  The Trustees noted that one employee of the Advisor served as an officer of the Trust, which includes service as a principal executive officer with respect to the Fund, without additional compensation.  After reviewing the foregoing information and further information in the materials provided by the Advisor (e.g., descriptions of the Advisor’s business, the experience and education of the Fund’s portfolio managers, and the Advisor’s compliance program, and a copy of the Advisor’s Form ADV), the Board of Trustees concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Advisor was satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Lipper category averages).  The Trustees

 (Continued)

EARNEST Partners Fixed Income Trust

Additional Information
(Unaudited)

For the six month period ended September 30, 2009

noted that the Fund’s performance was better than some of its peers and underperformed relative to others, and that it generally outperformed relative to the category averages.  The Trustees also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Fund, the Trustees considered: the Advisor’s staffing, personnel, and methods of operating the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund in light of the Fund’s expense limitation arrangement with the Advisor, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund; and the nature and frequency of advisory fee payments.  The Trustees reviewed the Advisor’s financial statements and considered the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including the ability to place small accounts into the Fund.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  The Trustees determined that while the Fund’s management fee was lower than some of the specifically identified comparable funds and higher than others, it was lower than the category average and the Fund’s net expense ratio was lower than such comparable funds and the category average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded, in light of all the facts and circumstances,  that the fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor, and that it reflected a charge that was within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with its Advisor involved both the management fee and the expense limitation arrangement.  The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement.  The Trustees noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement.  Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s asset level, expectations for growth, and levels of fees, the Board of Trustees determined, in light of all the facts and circumstances, that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the expense limitation arrangement would continue to provide potential savings for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and the Advisor’s performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees noted that the Fund’s fixed income portfolio transactions were normally principal transactions executed in over-the-counter markets on a “net” basis.  The Trustees considered the anticipated portfolio turnover rate for the Fund and the basis for selecting and evaluating the broker-dealers used.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

 (Continued)

EARNEST Partners Fixed Income Trust

Additional Information
(Unaudited)

For the six month period ended September 30, 2009

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or other accounts of the Advisor; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees including a majority of the Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the renewal of the Investment Advisory Agreement for the Fund upon the terms and for the compensation described therein.

EARNEST Partners Fixed Income Trust
is a series of
The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	EARNEST Partners, LLC
116 South Franklin Street	1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804	Atlanta, Georgia 30309

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-322-0068

World Wide Web @:	World Wide Web @:

ncfunds.com	earnestpartners.com

Semi-Annual Report 2009
September 30, 2009
(Unaudited)

Small Company Fund
International Equity Fund
Mid-Cap Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the “Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

Distributor:  Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC  27603, Phone 1-866-515-4626.

Table of Contents

Fund Expense Example	4

Schedules of Portfolio Investments
Small Company Fund	5
International Equity Fund	8
Mid-Cap Fund	12

Financial Statements	15

Notes to Financial Statements	20

Additional Information	27

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, including, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, and portfolio turnover risk.  In addition to the risks above, which are applicable to all the Funds, the Small Company Fund has small companies risk; the International Equity Fund has emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction costs risk; and the Mid-Cap Fund has mid-cap companies risk.  More information about these risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.browncapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing.  The prospectus contains these and other information about the Funds.  A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226.  The prospectus should be read carefully before investing.

Regarding the Brown Capital Management International Equity Fund and Mid-Cap Fund:

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 30, 2009.

For More Information on Your Brown Capital Management (BCM) Mutual Funds:

See Our Website @ www.browncapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Examples	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period*
Small Company Fund
Actual	$1,000.00	$1,427.70	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.12
International Equity Fund
Actual	$1,000.00	$1,506.50	$12.57
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10
Mid-Cap Fund
Actual	$1,000.00	$1,420.90	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58

* Expenses are equal to the Funds’ annualized expense ratio (1.21% for the Small Company Fund, 2.00% for the International Equity Fund and 1.30% for the Mid-Cap Fund) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 93.62%

Business Services - 19.59%
*	ACI Worldwide, Inc.	506,807	$7,667,990
	Balchem Corp.	359,527	9,455,560
*	Concur Technologies, Inc.	389,052	15,468,707
*	Diodes, Inc.	829,686	15,009,020
ß	Dynamic Materials Corp.	827,937	16,525,622
*ß	IRIS International, Inc.	1,141,102	12,894,453
*	Nuance Communications, Inc.	610,460	9,132,482
*ß	PROS Holdings, Inc.	1,509,168	12,707,195
*	SPSS, Inc.	221,341	11,055,983
			109,917,012
Consumer Related - 8.10%
*	Dolby Laboratories, Inc.	304,400	11,625,036
*	DTS, Inc.	510,467	13,976,587
*	Green Mountain Coffee Roasters, Inc.	269,067	19,867,907
			45,469,530
Industrial Products & Systems - 19.65%
*	ANSYS, Inc.	383,396	14,365,848
	CARBO Ceramics, Inc.	400,525	20,647,064
	Cognex Corp.	621,276	10,176,501
*	Dionex Corp.	138,540	9,000,944
*	FEI Co.	638,613	15,741,810
*	FLIR Systems, Inc.	547,733	15,320,092
*ß	Measurement Specialties, Inc.	1,313,580	13,411,652
	Sun Hydraulics Corp.	230,140	4,846,748
*	Symyx Technologies, Inc.	1,016,253	6,727,595
			110,238,254
Information/Knowledge Management - 19.22%
*	Accelrys, Inc.	245,978	1,426,672
	American Software, Inc.	822,493	5,370,879
	Blackbaud, Inc.	656,107	15,221,683
*	Manhattan Associates, Inc.	564,659	11,406,112
*	Netscout Systems, Inc.	1,019,185	13,769,189
	NIC, Inc.	385,894	3,430,598
	Quality Systems, Inc.	300,673	18,512,437
*	Rovi Corp.	715,045	24,025,512
*	Tyler Technologies, Inc.	857,378	14,652,590
			107,815,672

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 19.93%
	*	Abaxis, Inc.	819,257	$21,915,125
	*	Affymetrix, Inc.	376,065	3,301,851
	*	Bruker Corp.	568,600	6,066,962
	*	Gen-Probe, Inc.	351,063	14,548,051
	*	Immucor, Inc.	789,105	13,967,157
	*	Kensey Nash Corp.	507,552	14,693,630
		Meridian Bioscience, Inc.	724,946	18,130,899
	*	Palomar Medical Technologies, Inc.	505,936	8,201,223
		Techne Corp.	176,088	11,014,304
				111,839,202
	Pharmaceuticals - 7.13%
	*	Albany Molecular Research, Inc.	506,626	4,387,381
	*	Human Genome Sciences, Inc.	130,874	2,463,049
	*	Incyte Corp Ltd.	431,570	2,913,098
	*	Kendle International, Inc.	568,810	9,510,503
		Medicis Pharmaceutical Corp.	194,870	4,160,474
	*	Neogen Corp.	512,559	16,550,530
				39,985,035

		Total Common Stocks (Cost $406,097,443)		525,264,705

INVESTMENT COMPANIES - 6.00%
	§	Dreyfus Cash Management, 0.22%	25,283,589	25,283,589
	§	Fidelity Institutional Money Market Funds, 0.42%	8,398,744	8,398,744

		Total Investment Companies (Cost $33,682,333)		33,682,333

Total Value of Investments (Cost $439,779,776) - 99.62%				$558,947,038

Other Assets Less Liabilities - 0.38%				2,104,036

	Net Assets - 100%			$561,051,074

*	Non-income producing investment
§	Represents 7 day effective yield.
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	19.59%	$109,917,012
Consumer Related	8.10%	45,469,530
Industrial Products & Systems	19.65%	110,238,254
Information/Knowledge
Management	19.22%	107,815,672
Medical/Health Care	19.93%	111,839,202
Pharmaceuticals	7.13%	39,985,035
Other	6.00%	33,682,333
Total	99.62%	$558,947,038

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 94.69%

Australian Equity - 1.79%
*	Redflex Holdings Ltd.	93,528	$194,747
			194,747
Austrian Equity - 2.55%
	Raiffeisen International Bank Holding AG	4,247	276,907
			276,907
Bermuda Equity - 3.95%
*	Nabors Industries Ltd.	10,076	210,588
	Tyco International Ltd.	6,358	219,224
			429,812
Canadian Equity - 1.76%
	Canadian Natural Resources Ltd.	2,826	190,828
			190,828
Chinese Equities - 3.39%
	Ping An Insurance Group Co of China Ltd.	24,100	191,243
	Sihuan Pharmaceutical Holdings Group Ltd.	259,004	177,425
			368,668
Egyptian Equity - 1.73%
Ω	Orascom Telecom Holding SAE	6,045	187,939
			187,939
Finland Equity - 2.23%
	Kone OYJ	6,600	242,588
			242,588
French Equities - 5.91%
*µ	Flamel Technologies SA	6,026	52,727
	Neopost SA	2,803	251,537
	Sanofi-Aventis SA	4,614	338,575
			642,839
German Equity - 1.64%
*	Bayerische Motoren Werke AG	3,705	178,411
			178,411
Hong Kong Equities - 4.61%
	Chaoda Modern Agriculture Holdings Ltd.	288,000	173,913
	Esprit Holdings Ltd.	33,965	227,891
	Vitasoy International Holdings Ltd.	165,215	99,554
			501,358
Indian Equity - 2.18%
Ω	LIC Housing Finance Ltd.	7,367	236,501
			236,501

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Irish Equities - 6.51%
	C&C Group PLC	45,363	$191,825
	DCC PLC	10,005	258,297
*µ	ICON PLC	7,396	181,128
	Total Produce PLC	145,371	76,575
			707,825
Israeli Equity - 2.24%
µ	Teva Pharmaceutical Industries Ltd.	4,814	243,396
			243,396
Italian Equity - 2.33%
	Azimut Holding SpA	20,014	252,873
			252,873
Japanese Equities - 16.48%
	Asatsu-DK, Inc.	7,072	149,285
	Daibiru Corp.	20,400	177,478
	Japan Tobacco, Inc.	127	435,731
	Meitec Corp.	5,720	97,106
	Mitsubishi Estate Co., Ltd.	10,700	168,299
	Nissin Healthcare Food Service Co., Ltd.	10,875	150,942
	Sapporo Holdings Ltd.	31,000	158,158
	Suruga Bank Ltd.	18,800	177,799
	Yamaha Motor Co Ltd.	22,490	277,333
			1,792,131
Korean Equity - 1.91%
µ	SK Telecom Co., Ltd.	11,903	207,707
			207,707
Mexican Equities - 2.87%
µ	Fomento Economico Mexicano SAB de CV	4,788	182,183
	Wal-Mart de Mexico SAB de CV	37,518	130,091
			312,274
Netherlands Equity - 1.82%
	Wolters Kluwer NV	9,281	198,201
			198,201
Russian Equity - 0.17%
*	Rambler Media Ltd.	5,514	18,196
			18,196
Singapore Equity - 2.03%
	UOB-Kay Hian Holdings Ltd.	206,360	221,199
			221,199
South African Equity - 2.37%
µ	Sasol Ltd.	6,764	257,844
			257,844

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Swiss Equities - 8.97%
	Nestle SA	8,190	$348,968
	Nobel Biocare Holding AG	7,376	244,111
	Roche Holding AG	1,201	194,102
	The Swatch Group AG	799	188,186
			975,367
	United Kingdom Equities - 13.23%
	BP PLC	24,116	213,119
	Diageo PLC	16,589	254,498
	International Personal Finance PLC	95,883	249,912
	Management Consulting Group PLC	223,525	104,483
	Reed Elsevier PLC	37,963	284,104
	The Vitec Group PLC	28,204	164,511
	United Business Media Ltd.	22,370	167,196
			1,437,823
	United States Equity - 2.02%
	Invesco Ltd.	9,660	219,862
			219,862

	Total Common Stocks (Cost $9,201,110)		10,295,296

INVESTMENT COMPANY - 5.15%
	§ Dreyfus Cash Management, 0.22%	487,427	487,427
	§ Fidelity Institutional Money Market Funds, 0.42%	72,715	72,715

	Total Investment Company (Cost $560,142)		560,142

Total Value of Investments (Cost $9,761,252) - 99.84%			$10,855,438

Other Assets Less Liabilities - 0.16%			17,155

	Net Assets - 100%		$10,872,593

*	Non-income producing investment.
µ	American Depositary Receipt.
Ω	Global Depositary Receipt.
§	Represents 7 day effective yield.

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (Austrian, German, & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	18.43%	$2,004,256
Consumer Staples	18.87%	2,051,496
Energy	8.02%	872,379
Financials	19.98%	2,172,073
Health Care	13.17%	1,431,464
Industrials	8.48%	921,698
Information Technology	4.10%	446,284
Telecommunication Services	3.64%	395,646
Other	5.15%	560,142
Total	99.84%	$10,855,438

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 99.27%

Consumer Discretionary - 14.73%
	Coach, Inc.	10,199	$335,751
*	Dick's Sporting Goods, Inc.	11,990	268,576
	Family Dollar Stores, Inc.	4,604	121,546
	Staples, Inc.	6,777	157,362
*	Starbucks Corp.	13,662	282,120
*	Tractor Supply Co.	5,974	289,261
			1,454,616
Consumer Staples - 6.64%
*	Chattem, Inc.	3,227	214,305
*	Hansen Natural Corp.	4,181	153,610
*	United Natural Foods, Inc.	3,351	80,156
*	Whole Foods Market, Inc.	6,827	208,155
			656,226
Energy - 7.73%
*	Cameron International Corp.	7,023	265,610
	Diamond Offshore Drilling, Inc.	3,656	349,221
	Smith International, Inc.	5,195	149,096
			763,927
Financials - 4.50%
*	Stifel Financial Corp.	3,149	172,880
	T. Rowe Price Group, Inc.	4,139	189,152
	Willis Group Holdings Ltd.	2,925	82,544
			444,576
Health Care - 24.20%
*	Allscripts-Misys Healthcare Solutions, Inc.	16,606	336,604
*	Celgene Corp.	7,255	405,555
*	Covance, Inc.	4,856	262,952
*	Idexx Laboratories, Inc.	3,397	169,850
	Meridian Bioscience, Inc.	9,596	239,996
*	Parexel International Corp.	14,359	195,139
μ	Shire PLC	4,676	244,508
*	St. Jude Medical, Inc.	8,335	325,148
*	Waters Corp.	3,765	210,313
			2,390,065

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 14.07%
*	Copart, Inc.	6,949	$230,776
	Expeditors International of Washington, Inc.	5,474	192,411
	Fastenal Co.	4,476	173,221
*	Iron Mountain, Inc.	8,120	216,479
	JB Hunt Transport Services, Inc.	4,811	154,578
	MSC Industrial Direct Co.	2,975	129,651
*	Old Dominion Freight Line, Inc.	3,045	92,659
*	Quanta Services, Inc.	9,032	199,878
			1,389,653
Information Technology - 23.14%
*	Akamai Technologies, Inc.	8,986	176,844
	Blackbaud, Inc.	10,186	236,315
*	Citrix Systems, Inc.	5,102	200,151
*	Diodes, Inc.	6,801	123,030
	Factset Research Systems, Inc.	3,081	204,085
*	FLIR Systems, Inc.	15,707	439,325
*	NetApp, Inc.	10,570	282,008
*	Rovi Corp.	5,735	192,696
	The Western Union Co.	12,740	241,041
*	Trimble Navigation Ltd.	7,939	189,822
			2,285,317
Materials - 4.26%
	Ecolab, Inc.	5,315	245,713
	Sigma-Aldrich Corp.	3,236	174,679
			420,392

	Total Common Stocks (Cost $7,990,143)		9,804,772

INVESTMENT COMPANY - 1.03%
§	Dreyfus Cash Management, 0.22%	102,255	102,255

	Total Investment Company (Cost $102,255)		102,255

Total Value of Investments (Cost $8,092,398) - 100.30%			$9,907,027

Liabilities in Excess of Other Assets - (0.30)%			(29,799)

Net Assets - 100%			$9,877,228

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2009

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.73%	$1,454,616
	Consumer Staples	6.64%	656,226
	Energy	7.73%	763,927
	Financials	4.50%	444,576
	Health Care	24.20%	2,390,065
	Industrials	14.07%	1,389,653
	Information Technology	23.14%	2,285,317
	Materials	4.26%	420,392
	Other	1.03%	102,255
	Total	100.30%	$9,907,027

The Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Small Company	International		Mid-Cap
As of September 30, 2009	Fund	Equity Fund		Fund

Assets:
Unaffiliated investments, at cost	$ 372,558,055	$ 9,761,252		$ 8,092,398
Affiliated Investments, at cost	67,221,721	-		-
Unaffiliated Investments, at value (note 1)	$ 503,408,116	$ 10,855,438		$ 9,907,027
Affiliated Investments, at value (note 1)	55,538,922	-		-
Total investments, at value (note 1)	$ 558,947,038	$ 10,855,438		$ 9,907,027

Receivables:
Investments sold	3,127,581	-		-
Fund shares sold	5,709,039	11,715		1,806
Interest and dividends, at value (note 1)	153,433	26,256	*	3,625
Transaction losses	313	-		-
Prepaid expenses
Fund accounting fees	2,213	2,213		2,213
Compliance services fees	642	659		659
Other expenses	46,870	15,286		1,318
Due from Advisor (note 2)	-	10,440		-

Total Assets	567,987,129	10,922,007		9,916,648

Liabilities:
Payables:
Investments purchased	6,498,694	-		20,964
Fund shares repurchased	412,347	41,214		-
Accrued expenses	25,014	8,200		12,207
Due to Advisor (note 2)	-	-		6,249

Total Liabilities	6,936,055	49,414		39,420

Net Assets	$ 561,051,074	$ 10,872,593		$ 9,877,228

Net Assets Consist of:
Capital (par value and paid in surplus)	437,899,612	12,736,062		9,784,020
Undistributed net investment loss	(1,487,738)	(30,229)		(15,816)
Undistributed net realized (loss) gain from investment
and foreign currency translations	5,471,938	(2,927,251)		(1,705,605)
Unrealized appreciation of investments and
and foreign currency translations	119,167,262	1,094,011		1,814,629

Total Net Assets	$ 561,051,074	$ 10,872,593		$ 9,877,228
Shares Outstanding, no par value
(unlimited shares authorized)	16,574,070	1,214,797		705,097
Net Asset Value Per Share**	$ 33.85	$ 8.95		$ 14.01

* At Cost $26,431
** Maximum Offering Price and Redemption Price per Share

See Notes to Financial Statements.

The Brown Capital Management Funds

Statements of Operations
(Unaudited)
	Small Company	International	Mid-Cap
For the six month period ended September 30, 2009	Fund	Equity Fund	Fund

Investment Income:
Dividends	$ 1,090,207	$ 154,178	$ 31,714
Foreign tax withheld	-	(17,347)	-

Total Income	1,090,207	136,831	31,714

Expenses:
Advisory fees (note 2)	2,122,927	46,960	27,463
Administration fees (note 2)	249,902	12,088	11,915
Transfer agent fees (note 2)	41,035	10,404	9,703
Fund accounting fees (note 2)	34,767	14,007	13,903
Custody fees (note 2)	26,227	7,922	8,003
Compliance services fees (note 2)	10,013	10,013	10,013
Registration and filing administration fees (note 2)	4,252	1,524	1,203
Legal fees	5,751	5,751	5,751
Audit and tax preparation fees	8,524	9,026	7,271
Registration and filing expenses	29,549	3,947	11,410
Printing expenses	2,758	251	150
Trustees' fees and expenses	1,378	1,404	1,354
Securities pricing fees	2,006	6,017	2,306
Other expenses	38,856	4,311	3,660

Total Expenses	2,577,945	133,625	114,105

Expenses reimbursed by Advisor (note 2)	-	(1,549)	(39,112)
Advisory fees waived (note 2)	-	(38,296)	(27,463)

Net Expenses	2,577,945	93,780	47,530

Net Investment Income/(Loss)	(1,487,738)	43,051	(15,816)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment and foreign
securities transactions	9,790,717	(22,568)	185,388
Change in unrealized appreciation of
investments and foreign currency translations	140,461,049	3,609,181	2,104,497

Realized and Unrealized Gain on Investments	150,251,766	3,586,613	2,289,885

Net Increase in Net Assets
Resulting from Operations	$ 148,764,028	$ 3,629,664	$ 2,274,069

See Notes to Financial Statements.

The Brown Capital Management Funds

Statements of Changes in Net Assets
	Small Company Fund		International Equity Fund
	September 30,	March 31,	September 30,	March 31,
For the six month period and fiscal year ended	2009 (a)	2009	2009 (a)	2009

Operations:
Net investment (loss) income	$ (1,487,738)	$ (2,019,396)	$ 43,051	$ 134,989
Net realized gain (loss) from investment
and foreign currency transactions	9,790,717	(4,318,779)	(22,568)	(2,933,861)
Change in unrealized appreciation (depreciation) of
investments and foreign currency translations	140,461,049	(95,514,314)	3,609,181	(3,171,250)
Net Increase (Decrease) in Net Assets
Resulting from Operations	148,764,028	(101,852,489)	3,629,664	(5,970,122)
Distributions to Shareholders: (note 4)
Net investment income	-	-	(73,280)	(135,575)
Net realized gain from investment transactions	-	(4,231,565)	-	(663,991)
Decrease in Net Assets Resulting from Distributions	-	(4,231,565)	(73,280)	(799,566)
Capital Share Transactions: (note 5)
Shares sold	151,031,216	208,566,498	4,674,381	6,287,214
Reinvested dividends and distributions	-	4,043,796	55,966	572,832
Shares repurchased	(50,810,438)	(91,896,787)	(4,241,361)	(7,891,181)
Net Increase (Decrease) from Capital Share Transactions	100,220,778	120,713,507	488,986	(1,031,135)
Net Increase (Decrease) in Net Assets	248,984,806	14,629,453	4,045,370	(7,800,823)
Net Assets:
Beginning of Period	312,066,268	297,436,815	6,827,223	14,628,046
End of Period	$561,051,074	$312,066,268	$ 10,872,593	$ 6,827,223

Accumulated Net Investment Loss	$ (1,487,738)	$ -	$ (30,229)	$ -

			Mid-Cap Fund
			September 30,	March 31,
For the six month period and fiscal year ended			2009 (a)	2009

Operations:
Net investment loss (income)			$ (15,816)	$ 76,437
Net realized gain (loss) from investments			185,388	(1,728,300)
Change in unrealized appreciation (depreciation) of investments			2,104,497	(496,524)
Net Increase in Net Assets Resulting from Operations			2,274,069	(2,148,387)
Distributions to Shareholders: (note 4)
Net investment income			-	(85,474)
Net realized gain from investment transactions			-	-
Net Decrease from Distributions			-	(85,474)
Capital Share Transactions: (note 5)
Shares sold			5,816,329	788,527
Reinvested dividends and distributions			-	70,437
Shares repurchased			(463,671)	(5,263,325)
Net Increase (Decrease) from Capital Share Transactions			5,352,658	(4,404,361)

Net Increase (Decrease) in Net Assets			7,626,727	(6,638,222)
Net Assets:
Beginning of Period			2,250,501	8,888,723
End of Period			$ 9,877,228	$ 2,250,501

Accumulated Net Investment Loss			$ (128,902)	$ -
(a) Unaudited.

See Notes to Financial Statements

The Brown Capital Management Funds

Financial Highlights
				Small Company Fund
For a share outstanding during the	September 30,				March 31,
six month period and fiscal years ended	2009 (a)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 23.71		$ 31.63	$ 35.44	$ 34.90	$ 27.04	$ 30.21
Income (Loss) from Investment Operations:
Net investment loss	(0.09)		(0.15)	(0.26)	(0.30)	(0.35)	(0.36)
Net realized and unrealized gains (losses)
on securities	10.23		(7.44)	0.22	4.42	8.21	(2.81)
Total from Investment Operations	10.14		(7.59)	(0.04)	4.12	7.86	(3.17)
Less Distributions:
Distributions (from capital gains)	-		(0.33)	(3.77)	(3.58)	-	-
Total Distributions	-		(0.33)	(3.77)	(3.58)	-	-
Net Asset Value, End of Period	$ 33.85		$ 23.71	$ 31.63	$ 35.44	$ 34.90	$ 27.04
Total Return (e)	42.77%	(d)	(24.00%)	(1.33%)	12.56%	29.07%	(10.49%)
Net Assets, End of Period (in thousands)	$561,051		$312,066	$297,437	$328,085	$396,243	$ 453,920
Average Net Assets for the Period (in thousands)	$423,438		$317,926	$318,185	$361,229	$412,533	$ 634,743
Ratio of Gross Expenses to Average Net Assets (c)	1.21%	(b)	1.24%	1.22%	1.20%	1.19%	1.18%
Ratio of Net Expenses to Average Net Assets (c)	1.21%	(b)	1.24%	1.22%	1.20%	1.19%	1.18%
Ratio of Net Investment Loss to Average Net Assets	(0.70%)	(b)	(0.64%)	(0.77%)	(0.77%)	(0.97%)	(0.95%)
Portfolio Turnover Rate	4.51%	(d)	8.09%	20.91%	14.08%	9.98%	11.17%

				International Equity Fund
For a share outstanding during the	September 30,				March 31,
six month period and fiscal years ended	2009 (a)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 5.99		$ 12.33	$ 16.68	$ 14.17	$ 11.82	$ 10.24
Income (Loss) from Investment Operations:
Net investment income	0.04		0.12	0.15	0.03	0.03	(0.01)
Net realized and unrealized gains (losses)
on securities	2.98		(5.75)	(1.43)	2.99	2.32	1.59
Total from Investment Operations	3.02		(5.63)	(1.28)	3.02	2.35	1.58
Less Distributions:
Dividends (from net investment income)	(0.06)		(0.12)	(0.05)	(0.02)	-	-
Distributions (from capital gains)	-		(0.59)	(3.02)	(0.49)	-	-
Total Distributions	(0.06)		(0.71)	(3.07)	(0.51)	-	-
Net Asset Value, End of Period	$ 8.95		$ 5.99	$ 12.33	$ 16.68	$ 14.17	$ 11.82
Total Return (e)	50.65%	(d)	(46.39%)	(9.84%)	21.46%	19.88%	15.43%
Net Assets, End of Period (in thousands)	$ 10,873		$ 6,827	$ 14,628	$ 17,235	$ 12,906	$ 10,451
Average Net Assets for the Period (in thousands)	$ 9,366		$ 10,248	$ 16,854	$ 15,099	$ 11,234	$ 8,477
Ratio of Gross Expenses to Average Net Assets (c)	2.85%	(b)	2.85%	2.15%	2.09%	2.23%	2.73%
Ratio of Net Expenses to Average Net Assets (c)	2.00%	(b)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.92%	(b)	1.32%	1.10%	0.20%	0.25%	(0.08%)
Portfolio Turnover Rate	23.60%	(d)	46.08%	53.61%	30.86%	27.89%	18.22%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset
values may differ from the net asset values and returns for shareholder transactions.							(Continued)

The Brown Capital Management Funds

Financial Highlights
				Mid-Cap Fund
For a share outstanding during the	September 30,				March 31,
six month period and fiscal years ended	2009 (a)		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.86		$ 12.95	$ 14.26	$ 15.87	$ 14.18	$ 13.83
Income (Loss) from Investment Operations:
Net investment (loss) income	(0.02)		0.36	(0.09)	(0.08)	(0.09)	(0.12)
Net realized and unrealized gains (losses)
on securities	4.17		(3.05)	(0.25)	0.11	2.64	0.63
Total from Investment Operations	4.15		(2.69)	(0.34)	0.03	2.55	0.51
Less Distributions:
Dividends (from net investment income)	-		(0.40)	-	-	-
Distributions (from capital gains)	-		-	(0.97)	(1.64)	(0.86)	(0.16)
Total Distributions	-		(0.40)	(0.97)	(1.64)	(0.86)	(0.16)
Net Asset Value, End of Period	$ 14.01		$ 9.86	$ 12.95	$ 14.26	$ 15.87	$ 14.18
Total Return (e)	42.09%	(d)	(20.80%)	(3.13%)	0.29%	18.43%	3.71%
Net Assets, End of Period (in thousands)	$ 9,877		$ 2,251	$ 2,675	$ 2,769	$ 2,850	$ 2,400
Average Net Assets for the Period (in thousands)	$ 7,303		$ 2,509	$ 2,913	$ 2,714	$ 2,560	$ 2,285
Ratio of Gross Expenses to Average Net Assets (c)	3.12%	(b)	4.16%	2.81%	3.20%	3.36%	4.45%
Ratio of Net Expenses to Average Net Assets (c)	1.30%	(b)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment (Loss) Income to
Average Net Assets	(0.43%)	(b)	1.19%	(0.65%)	(0.53%)	(0.60%)	(0.90%)
Portfolio Turnover Rate	11.81%	(d)	51.21%	63.43%	65.13%	80.70%	39.82%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements.

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

1.	Organization and Significant Accounting Policies

The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively the “Funds” and individually a “Fund”) are series funds.  The Funds are each a series portfolio of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company.  Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The Brown Capital Management Small Company Fund (“Small Company Fund”) commenced operations on July 23, 1992.  The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment.

The Brown Capital Management International Equity Fund (“International Equity Fund”) commenced operations on May 28, 1999.  The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks.  The Fund invests on a worldwide basis in equity securities of companies that are incorporated in foreign countries.

The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) commenced operations on September 30, 2002.  The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies.  The Fund’s investment adviser considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  As of September 30, 2009, the market value of companies in the Russell Midcap® Growth Index varied from approximately $750 million to approximately $16 billion.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares).  On that date, the Investor Shares were converted into the Institutional Shares.  Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Fair Value Measurement
The Funds have adopted ASC Topic 820, Fair Value Measurements, effectively October 1, 2008.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The Funds have adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six month period ending September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2009:

Small Company Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$525,264,705	$525,264,705	$	- -	$	- -
Investment Company	33,682,333	- -		33,682,333		- -
Total	$558,947,038	$525,264,705		$33,682,333	$	- -

International Equity Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$10,295,296	$10,295,296	$	- -	$	- -
Investment Company	560,142	- -		560,142		- -
Total	$10,855,438	$10,295,296		$560,142	$	- -

Mid-Cap Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$9,804,772	$9,804,772	$	- -	$	- -
Investment Company	102,255	- -		102,255		- -
Total	$9,907,027	$9,804,772		$102,255	$	- -

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Affiliated Companies
An affiliated company is a company that can have direct or indirect common ownership.  The Small Company Fund owns greater than 5% of the affiliated companies listed in the below table.  The below table is for the six month period ended September 30, 2009:

Security	Number of Shares	Net Profit (Loss)	Dividends or Interest	Current Market Value
Dynamic Materials Corp.	827,937	-	-	$16,525,622
IRIS International, Inc.	1,141,102	-	-	12,894,453
Measurement Specialties, Inc.	1,313,580	-	-	13,411,652
PROS Holdings, Inc.	1,509,168	-	-	12,707,195
TOTAL	4,792,787	-	-	$55,538,922

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Other Service Providers

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the annual rates as shown in Schedule B provided on the following page.  The Advisor has entered into contractual agreements (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Fund’s business, and amounts, if any payable under a Rule 12b-1 distribution plan) to not more than a specified percentage of the average daily net assets of each Fund for the current fiscal year.  There can be no assurance that the Expense Limitation Agreements will continue in the future.    Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years for all the Funds, provided that the respective Fund’s total assets exceed $20 million for the Small Company Fund and the International Equity Fund, and $15 million for the Mid-Cap Fund.  Additionally, the respective Fund must reach a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the respective fund to exceed the corresponding annual expense ratio limit as described above.  See Schedule A below for the amount of fees waived that could possibly be recaptured if all the requirements above are met.

Schedule A Fund	2009	2008	2007
Small Company Fund	$ -	$ -	$ -
International Equity Fund	87,241	23,923	15,021
Mid-Cap Fund	145,106	136,754	142,487

The expense limitation percentages, as well as the advisory fees waived and expenses reimbursed for the current six month period ended September 30, 2009, are included in Schedule B.

Schedule B Fund	Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
	Average Net Assets	Rate
Small Company Fund International Equity Fund	On all assets	1.00%	1.50%	$ -	$ -
	First $100 million	1.00%	2.00%	38,296	1,549
	Over $100 million	0.75%
Mid-Cap Fund	On all assets	0.75%	1.30%	27,463	39,112

Administrator
Each Fund pays a monthly administration fee to The Nottingham Company (“the Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates which are subject to a minimum of $2,000 per month per Fund.  The Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of fees paid to the Administrator is provided in Schedule C.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Schedule C			Custody Fees (1)		Fund Accounting Fees (monthly)	Fund Accounting Fees (on all assets)	Blue Sky Administration Fees (annual)
	Administration Fees (1)
	Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All Funds	First $50 million	0.175%	First $100 million	0.020%	$2,250 (2)	0.01%	$160 per state
	Next $50 million	0.150%	Over $100 million	0.009%	$750 (2)
	Next $50 million	0.125%
	Over $150 million	0.100%
(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
(2) These fees are based on the number of classes of shares for each Fund.  Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services
The Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act.  It receives compensation for this service at an annual rate of $7,750 for each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, the Transfer Agent or the Distributor.

3.	Purchases and Sales of Investment Securities

For the six month period ended September 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below.  Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
Small Company Fund	$102,520,422	$18,037,845	$ -	$ -
International Equity Fund	2,715,413	1,983,226	-	-
Mid-Cap Fund	6,211,897	830,973	-	-

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

Management reviewed the tax positions in the open tax years of 2006, 2007, and 2008 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Funds’ net assets or results of operations.  As of and during the six month period ended September 30, 2009, the Funds do not have a liability for uncertain tax positions.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

	Ordinary Income			Long-term Capital Gain
Fund	September 30, 2009	March 31, 2009(a)	March 31, 2008(a)	September 30, 2009	March 31, 2009(a)	March 31, 2008(a)
Small Company Fund	$ -	$ -	$842,300	$ -	$4,231,565	$31,389,925
International Equity Fund	73,280	252,254	441,066	-	547,312	2,704,372
Mid-Cap Fund	-	85,474	75,581	-	-	521,066
(a) audited

At September 30, 2009, the tax-basis cost of investments for federal income tax purposes were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund
Cost of Investments	$439,779,776	$9,761,252	$7,979,312

Unrealized Appreciation	147,206,227	2,089,986	1,949,067
Unrealized Depreciation	(28,038,965)	(995,800)	(21,352)
Net Unrealized Appreciation	119,167,262	1,094,186	1,927,715
Unrealized Foreign Currency Translation	-	(175)	-

5.	Capital Share Transactions

For the six month period or fiscal year ended	Small Company Fund		International Equity Fund		Mid-Cap Fund
	September 30, 2009	March 31, 2009(a)	September 30, 2009	March 31, 2009(a)	September 30, 2009	March 31, 2009(a)
Capital Share Transactions
Shares sold	5,165,479	6,974,619	626,505	975,476	512,641	16,731
Reinvested distributions	-	169,197	7,325	82,184	-	6,974
Shares converted (note 1)	-	-	-	-	-	2,792
Shares repurchased	(1,752,008)	(3,386,178)	(558,531)	(1,104,664)	(35,764)	(4,795)
Net Increase(Decrease) in Capital Shares	3,413,471	3,757,638	75,299	(47,004)	476,877	21,702
Shares Outstanding, Beginning of Period	13,160,599	9,402,961	1,139,498	1,186,502	228,220	206,518
End of Period	16,574,070	13,160,599	1,214,797	1,139,498	705,097	228,220
(a) audited

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

For the six month period ended September 30, 2009

6.	Commitments and Contingencies

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

7.    Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 30, 2009, the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Brown Capital Management Funds

Additional Information (Unaudited)

For the six month period ended September 30, 2009

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Additionally, you may obtain copies of the Funds’ form N-Q by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3. Results of Special Meeting of Shareholders

A special meeting of the shareholders of The Brown Capital Management Balanced Fund and The Brown Capital Management Equity Fund, each a series of The Nottingham Investment Trust II, was held at the offices of The Nottingham Company in Rocky Mount, North Carolina on Friday, May 15, 2009 at 3:00 p.m. Eastern Time.

At this special meeting, the shareholders voted on the following item:

To approve the liquidation of the assets and dissolution of the Funds pursuant to the provisions of a Plan of Liquidation approved by the Funds’ Board of Trustees

With respect to The Brown Capital Management Balanced Fund, 448,648.440 shares were voted in favor of the item, no shares were voted against the item, and no shares abstained from voting on the item.  Since a majority of the shares of the Fund outstanding voted in favor of the item, the proposal to approve to close the Fund according to the Plan of Liquidation was approved.

With respect to The Brown Capital Management Equity Fund, 393,126.632 shares were voted in favor of the item, no shares were voted against the item, and 2,031.426 shares abstained from voting on the item.  Since a majority of the shares of the Fund outstanding voted in favor of the item, the proposal to approve to close the Fund according to the Plan of Liquidation was approved.

4. Approval of Advisory Agreement During Period

The Advisor supervises the investments of the Funds pursuant to Investment Advisory Agreements between the Advisor and the Trust.  At the annual meeting of the Trust’s Board of Trustees on September 28, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreements upon the terms and for the compensation described therein.  In considering whether to approve the renewal of each of the Investment Advisory Agreements, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the investment performance of the Funds and the Advisor; (3) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (5) the Advisor’s practices regarding brokerage and portfolio transactions; and (6) the Advisor’s practices regarding possible conflicts of interest.

  (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

For the six month period ended September 30, 2009

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreements; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the continuation of the Investment Advisory Agreements, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreements.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s commencement of operations (including research and recommendations with respect to portfolio securities); its procedures for formulating investment decisions and assuring compliance with each Fund’s investment objectives and limitations; and its efforts to promote the Funds and grow the Funds’ assets.  The Trustees noted that certain employees of the Advisor served as officers of the Trust, including as a principal executive officer, without additional compensation.  After reviewing the foregoing information and further information in the materials provided by the Advisor (e.g., descriptions of the Advisor’s business, the experience and education of the Funds’ portfolio managers, and the Advisor’s compliance programs, and a copy of the Advisor’s Form ADV), the Board of Trustees concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Bloomberg category averages).  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  The Trustees observed that the Brown Capital Management Small Company Fund and the Brown Capital Management Mid-Cap Fund had generally outperformed their respective peers on a relative basis during short-term, medium-term, and long-term periods.  The Trustees observed that while the Brown Capital Management International Equity Fund had generally underperformed, on a relative basis, its peers during the long-term period, its short-term performance, on a relative basis, generally exceeded that of its peers. After reviewing the short and long-term investment performance of the Funds further, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of each Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds, the Trustees considered: the Advisor’s staffing, personnel, and methods of operating the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; the overall expenses of the Funds in light of the expense limitation arrangements with the Advisor, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and considered the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including the ability for the Advisor to place small accounts into the Funds.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  With respect to The Brown Capital Management Small Company Fund, the Trustees determined that the management fee was higher than some of the specifically identified comparable funds and the same as others and generally higher than the category average, and while the expense ratio was higher than some of the specifically identified comparable funds and lower than others, it was lower than the category average.  With respect to The Brown Capital Management International Equity Fund, the Trustees determined that the management fee was higher than the specifically identified comparable funds and the category average, and the expense ratio was higher than such comparable funds very comparable to the category average.  With respect to The Brown Capital Management Mid-Cap Fund, the Trustees determined that the management fee was higher than some of the specifically identified comparable

  (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

For the six month period ended September 30, 2009

funds and lower than others and the same as the category average, and the expense ratio was higher than such comparable funds and the category average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded, in light of all the facts and circumstances, that the fees to be paid to the Advisor by each Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both the management fee and an expense limitation arrangement.  For The Brown Capital Management International Equity Fund, the Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Trustees also considered that due to its size, the Fund would likely continue to experience benefits from the Fund’s expense limitation arrangements until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the respective arrangement and the Advisor began receiving its full fee.  For The Brown Capital Management Small Company Fund, the Trustees considered that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would receive benefits from the Fund’s expense limitation arrangement if the Fund’s assets were to decrease or the Fund’s expenses increased beyond the cap set by the arrangement.  The Trustees noted that the Fund’s shareholders benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor.  For The Brown Capital Management Mid-Cap Fund, the Trustees considered that, while the management fee would remain the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement.  The Trustees noted that, due to its size, the Fund’s shareholders would likely continue to experience benefits from the expense limitation arrangement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the arrangement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined, in light of all the facts and circumstances, that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor, and that each Fund’s expense limitation arrangement provided potential savings for the benefit of such Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the basis by which evaluations are made of the overall reasonableness of commissions paid; and the basis for selecting and evaluating the broker-dealers used.  The Trustees then considered whether such services and soft dollars provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities and the extent to which any soft dollar payment is allocated for products or services that provide both a research and a non-research function; the extent to which such services benefit other accounts, if any, advised by the Advisor.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

  (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

For the six month period ended September 30, 2009

Based upon all of the foregoing  considerations,  the Board of Trustees,  including a majority of the Trustees  who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the renewal of the Investment Advisory Agreements for the Funds upon the terms and for the compensation described therein.

The Brown Capital Management Funds
are series of
The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	Brown Capital Management, Inc.
116 South Franklin Street	1201 North Calvert Street
Post Office Drawer 4365	Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-892-4BCM, 1-877-892-4226

World Wide Web @:	World Wide Web @:

ncfunds.com	browncapital.com

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officers and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer

Date: December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk
Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: December 4, 2009

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown
Capital Management Small Company Fund, The Brown
Capital Management International Equity Fund, and The
Brown Capital Management Mid-Cap Fund

Date: December 3, 2009

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust I

Date: December 2, 2009